OTHER ASSETS AND LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
OTHER ASSETS AND LIABILITIES
Schedule of Other long-term assets at the reported balance sheet dates

	As of June 30,	As of December 31,
	2022	2021
Long term note receivable from a related party	$24,000	$24,000
Minority and other investments	11,924	10,621
Other	9,418	6,471
	$45,342	$41,092

	December 31,
	2021	2020
Long term note receivable from a related party (Note 2)	$24,000	$24,000
Minority and other investments (Note 2)	10,621	11,292
Tax benefit (Note 17)	3,300	3,500
Equity method investment	1,207	2,291
Long term deposits	1,754	2,071
Other	210	201
	$41,092	$43,355

Schedule of Accrued expenses at the reported balance sheet dates

	As of June 30,	As of December 31,
	2022	2021
Accrued compensation and related costs	$18,394	$38,232
Lease Liabilities	10,468	—
Accrued contingent consideration	10,000	9,456
Interest payable	16,645	9,750
Other	5,120	9,131
	$60,627	$66,569

	December 31,
	2021	2020
Accrued compensation and related costs	$38,232	$16,949
Interest payable	9,750	9,750
Accrued contingent consideration	9,456	—
Accrued legal costs	3,436	1,483
Accrued taxes	1,762	1,006
Accrued restructuring	1,033	4,702
Derivative liabilities	686	1,827
Other	2,214	1,342
	$66,569	$37,059

Schedule of Other long-term liabilities at the reported balance sheet dates

	As of June 30,	As of December 31,
	2022	2021
Accrued Contingent Consideration (net of current portion)	$4,781	$4,583
Derivative liabilities (net of current portion)	—	13,073
Other	2,779	9,305
	$7,560	$26,961

	December 31,
	2021	2020
Derivative liabilities (net of current portion)	$13,073	$31,325
Accrued contingent consideration (net of current portion)	4,583	—
Deferred rent (net of current portion)	3,370	3,953
Deferred revenue (net of current portion)	3,387	948
Accrued restructuring (net of current portion)	1,441	1,995
Other	1,107	1,327
	$26,961	$39,548